Annual Total Returns- Goldman Sachs Concentrated Growth Fund (Class A C Inst Inv R R6 Shares) [BarChart] - Class A C Inst Inv R R6 Shares - Goldman Sachs Concentrated Growth Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.26%)	19.33%	29.37%	11.72%	1.35%	(0.31%)	27.42%	(2.57%)	37.72%	34.35%